Other assets	12 Months Ended
Dec. 31, 2023
Miscellaneous assets [abstract]
Other assets
5.19 Other assets
Other assets include the following:

	Year ended December 31
in € thousand	2023	2022
R&D tax credit receivables	43,762	49,174
Advance payments	759	1,672
Tax receivables	3,921	9,066
Prepaid expenses	4,468	4,939
Contract costs	3,710	3,710
Consumables and supplies on stock	872	1,380
Miscellaneous current assets	522	451
OTHER NON-FINANCIAL ASSETS	58,014	70,391
Deposits	194	11,822
Miscellaneous financial assets	916	165
OTHER FINANCIAL ASSETS	1,109	11,988
OTHER ASSETS	59,123	82,378
Less non-current portion	8,490	8,299
CURRENT PORTION	50,633	74,079

Due to the short term nature of the financial instruments included in other assets, their carrying amount is considered to be the same as their fair value.
The “R&D tax credit receivables” is mainly related to the received research and development tax credit primarily in connection with the COVID-19, chikungunya and Lyme vaccine candidates.
The reduction in “tax receivables” goes back to receipt of VAT claims. The reduction in “deposits” is related to the termination of the lease agreement and the subsequent purchase of VBC3. In 2022, VBC3 was still under a lease agreement for which a deposit was given. For more information about the VBC3 acquisition, see Note 5.13